Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income [Abstract]
Revenues	$ 538,424	$ 499,353	$ 445,177
Cost of work performed	436,170	400,296	357,197
Gross profit	102,254	99,057	87,980
Selling, general and administrative expenses	78,096	76,768	57,422
Operating income	24,158	22,289	30,558
Other income/(expense):
Equity income from unconsolidated subsidiaries	693	2,576	7,057
Interest income	395	399	160
Interest expense	(97)	(276)	(70)
Other, net	(249)	(296)	257
Income before income taxes and noncontrolling interests	24,900	24,692	37,962
Provision for income taxes	7,142	9,246	13,234
Net income from continuing operations before noncontrolling interests	17,758	15,446	24,728
Income/(loss) from discontinued operations, net of tax	480	(2,512)	2,484
Net income before noncontrolling interests	18,238	12,934	27,212
Less: Income attributable to noncontrolling interests	934	768	291
Net income attributable to Michael Baker Corporation	17,304	12,166	26,921
Other comprehensive (loss)/income
Unrealized loss on investments	(30)	(17)
Foreign currency translation adjustments	20	270	163
Foreign currency reclassification adjustments			2,069
Less: Foreign currency translation adjustments attributable to noncontrolling interests with reclassification adjustments			(233)
Comprehensive income attributable to Michael Baker Corporation	$ 17,294	$ 12,419	$ 28,920
Earnings per share ("E.P.S.") attributable to Michael Baker Corporation
Basic E.P.S. - Continuing operations	$ 1.81	$ 1.64	$ 2.77
Diluted E.P.S. - Continuing operations	$ 1.80	$ 1.60	$ 2.75
Basic E.P.S. - Net income	$ 1.86	$ 1.36	$ 3.04
Diluted E.P.S. - Net income	$ 1.85	$ 1.33	$ 3.01